Intangible Assets (Details Textual) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets (Textual)
Carrying amount of multi-channel television sector	₪ 2,937	₪ 3,066	₪ 3,066
Goodwill Impairment [Member]
Intangible Assets (Textual)
Nominal capital rate	7.50%
Permanent growth rate	1.00%
Domestic fixed-line communications [Member]
Intangible Assets (Textual)
Nominal capital rate	7.50%
Permanent growth rate	1.00%
Carrying amount of multi-channel television sector	₪ 181	181
Cellular telephone [Member]
Intangible Assets (Textual)
Nominal capital rate	10.00%
Permanent growth rate	2.50%
Carrying amount of multi-channel television sector	₪ 1,163	1,205
Recoverable amount	5,561
Impairment loss	₪ 42
Multi-channel television [Member]
Intangible Assets (Textual)
Nominal capital rate	8.50%
Permanent growth rate	1.00%
Carrying amount of multi-channel television sector	₪ 33	₪ 120
Recoverable amount	1,346
Impairment loss	₪ 87
International communications and Internet services [Member]
Intangible Assets (Textual)
Nominal capital rate	10.00%
Permanent growth rate	2.00%